Restricted Deposits - Deposits Which are Restricted in Use (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Short-term financial instruments	₩ 1,426,952	₩ 830,647
Long-term financial instruments	893	990
Financial instruments	1,427,845	831,637
Restricted deposits [member]
Disclosure of financial assets [line items]
Short-term financial instruments	98,057	95,034
Long-term financial instruments	890	988
Financial instruments	₩ 98,947	₩ 96,022